Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25% increase	0.25% increase
Discount rate [Member]
Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Discount rate	SFr (141,340)	SFr (177,546)
Salary increase [Member]
Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Discount rate	(22,950)	23,058
Pension indexation [Member]
Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Discount rate	SFr 78,491	SFr 63,916
Change in assumption [Member]
Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Life expectancy reasonably possible increase in actuarial assumption	+1 year	+1 year
Life expectancy {Member]
Employee Benefits (Details) - Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Discount rate	SFr 63,383	SFr 48,531